Segment information	12 Months Ended
Mar. 31, 2025
Segment information
28. Segment information
The segment information reflects how the Managing Director and CEO, who is the chief operating decision maker (CODM), manages the Bank. The CODM reviews actual segment income before income tax to assess performance and decide how to allocate resources. The Bank operates in five reportable segments: wholesale banking, retail banking, insurance services, treasury services and others. The revenue and related expense recognition policies are set out in note 2. Substantially all operations and assets are based in India.
The retail banking segment serves retail customers through a branch network and other delivery channels. This segment raises deposits from customers and grant loans, provides credit cards and debit cards, and distributes third-party financial products, such as mutual funds and insurance to such customers. Revenues of the retail banking segment are derived from interest earned on retail loans, fees for banking services, profit from foreign exchange and derivative transactions and interest earned from other segments for surplus funds placed with those segments. Expenses of this segment are primarily comprised of interest expense on deposits, infrastructure and premises expenses for operating the branch network and other delivery channels, personnel costs, other direct overheads and allocated expenses. The Bank’s retail banking loan products also include loans to small and medium enterprises for commercial vehicles, construction equipment and other business purposes. Such grouping ensures optimum utilization and deployment of specialized resources in the retail banking business.
The wholesale banking segment provides loans and transaction services to corporate customers. As discussed above, loans to small and medium enterprises for commercial vehicles, construction equipment and other business purposes are included in the retail banking segment. Revenues of the wholesale banking segment consist of interest earned on loans given to corporate customers, investment income from credit substitutes, interest earned on the cash float arising from transaction services, fees from such transaction services and profits from foreign exchange and derivative transactions with wholesale banking customers. The principal expenses of the segment consist of interest expense on funds borrowed from other segments, premises expenses, personnel costs, other direct overheads and allocated expenses.
The treasury services segment undertakes trading operations on proprietary account (including investments in government securities), foreign exchange operations and derivatives trading both on proprietary account and customer flows and borrowings. Revenues of the treasury services segment primarily consist of fees and gains and losses from trading operations and of net interest revenue/expense from investments in government securities and borrowings. Revenues from foreign exchange and derivative operations and customer flows are classified under the retail or wholesale segments depending on the profile of the customer.
The insurance services segment comprises the Life Insurance business which offers a wide range of individual and group insurance solutions such as Protection, Pension, Savings, Investment, Annuity and Health. Revenues from the insurance segment consists of premiums, investment income from managed assets, linked income (fund management charges, policy administration charges, mortality charges, surrender charge, discontinuance charges, reinstatement fees, etc) and other miscellaneous income. Expenses of this segment primarily comprise commission expenses, operating expenses related to insurance business, benefits paid, changes in valuation of actuarial liability and other direct overheads and allocated expenses.
The others segment comprises businesses other than retail banking segment, wholesale banking segment, treasury services segment and insurance services segment.
Segment income and expenses include certain allocations. Interest income is charged by a segment that provides funding to another segment, based on yields benchmarked to an internally developed composite cost mix which broadly tracks market-discovered interest rates.
Salaries and staff benefits is a significant expense for our reportable segments.
Non-salaries
and staff benefits includes other expense categories that are consistent with those presented in our consolidated statement of income, such as premises and equipment, depreciation and amortization, administrative and other expense, amortization of intangible assets and (Surplus) / Deficit in P&L transferred to undistributed policyholders earnings account. Claims and benefits paid pertaining to insurance business is a significant expense for our insurance services segment. Segment information for the fiscal years 2023 and 2024 have been revised to reflect these changes. Directly identifiable overheads are attributed to a segment at actual amounts incurred. Indirect shared costs, principally corporate office expenses, are generally allocated to each segment on the basis of area occupied, number of staff, volume and nature of transactions.

Summarized segment information for the fiscal years ended March 31, 2023, March 31, 2024 and March 31, 2025:

	Fiscal year ended March 31, 2023
	Retail Banking		Wholesale Banking		Treasury Services		Total
	(In millions)
Net interest income/ (expense) (external)	Rs.	474,489.5	Rs.	367,857.6	Rs.	71,641.4	Rs.	913,988.5
Net interest income/ (expense) (internal)		168,806.2		(116,903.5)		(51,902.7)		—
Net interest revenue		643,295.7		250,954.1		19,738.7		913,988.5
Non-interest revenue		252,576.6		42,286.9		(3,477.0)		291,386.5
Less: Provision for credit losses		86,920.2		(12,706.4)		—		74,213.8

Total revenue, net		808,952.1		305,947.4		16,261.7		1,131,161.2
Salaries and staff benefits		(189,302.4)		(8,618.3)		(1,806.1)		(199,726.8)
Other than salaries and staff benefits expense		(243,387.5)		(25,643.4)		(21.7)		(269,052.6)

Total non-interest expense		(432,689.9)		(34,261.7)		(1,827.8)		(468,779.4)

Income before income tax	Rs.	376,262.2	Rs.	271,685.7	Rs.	14,433.9	Rs.	662,381.8

Income tax expense							Rs.	166,117.4

Net income before noncontrolling interest							Rs.	496,264.4

Segment assets:
Segment total assets	Rs.	13,599,750.2	Rs.	9,274,409.1	Rs.	2,881,464.7	Rs.	25,755,624.0

	Fiscal year ended March 31, 2024
	Retail Banking		Wholesale Banking		Treasury Services		Insurance Services		Others		Total
	(In millions)
Net interest income/(expense) (external)	Rs.	624,203.3	Rs.	249,868.7	Rs.	265,306.7	Rs.	86,474.6	Rs.	22,150.1	Rs.	1,248,003.4
Net interest income/(expense) (internal)		178,794.9		65,798.9		(244,593.8)		—		—		—
Net interest revenue		802,998.2		315,667.6		20,712.9		86,474.6		22,150.1		1,248,003.4
Non-interest revenue		276,151.7		24,303.9		11,784.3		418,250.0		8,441.0		738,930.9
Less: Provision for credit losses		118,900.0		14,163.1		—		—		—		133,063.1

Total revenue, net		960,249.9		325,808.4		32,497.2		504,724.6		30,591.1		1,853,871.2
Salaries and staff benefits		(246,954.5)		(23,096.5)		(2,232.5)		(6,105.9)		(10,386.6)		(288,776.0)
Other than salaries and staff benefits expense		(301,798.6)		(61,638.6)		(4,045.7)		(105,692.1)		(4,495.4)		(477,670.4)
Claims and benefits paid pertaining to insurance business		—		—		—		(381,965.8)		—		(381,965.8)
Total non-interest expense		(548,753.1)		(84,735.1)		(6,278.2)		(493,763.8)		(14,882.0)		(1,148,412.2)

Income before income tax	Rs.	411,496.8	Rs.	241,073.3	Rs.	26,219.0	Rs.	10,960.8	Rs.	15,709.1	Rs.	705,459.0

Income tax expense											Rs.	77,827.1

Net income before noncontrolling interest											Rs.	627,631.9
Segment assets:
Segment total assets	Rs.	23,256,928.8	Rs.	13,133,744.0	Rs.	2,731,823.5	Rs.	4,387,398.1	Rs.	608,678.6	Rs.	44,118,573.0

	Fiscal year ended March 31, 2025
	Retail Banking		Wholesale Banking		Treasury Services		Insurance Services		Others		Total		Total
	(In millions)
Net interest income/(expense) (external)	Rs.	956,355.0	Rs.	169,440.6	Rs.	144,728.0	Rs.	133,733.0	Rs.	229.0	Rs.	1,404,485.6	US$	16,440.0
Net interest income/(expense) (internal)		16,464.5		116,723.3		(133,187.8)		—		—		—		—
Net interest revenue		972,819.5		286,163.9		11,540.2		133,733.0		229.0		1,404,485.6		16,440.0
Non-interest revenue		305,210.1		52,654.6		42,448.9		521,983.0		44,726.0		967,022.6		11,319.4
Less: Provision for credit losses		190,309.5		(8,929.4)		—		—		—		181,380.1		2,123.1

Total revenue, net		1,087,720.1		347,747.9		53,989.1		655,716.0		44,955.0		2,190,128.1		25,636.3
Salaries and staff benefits		(263,810.0)		(11,863.1)		(2,249.6)		(8,544.0)		(12,785.0)		(299,251.7)		(3,502.9)
Other than salaries and staff benefits expense		(330,405.2)		(64,844.2)		(386.5)		(93,757.2)		(7,070.0)		(496,463.1)		(5,811.4)
Claims and benefits paid pertaining to insurance business		—		—		—		(532,867.1)		—		(532,867.1)		(6,237.5)

Total non-interest expense		(594,215.2)		(76,707.3)		(2,636.1)		(635,168.3)		(19,855.0)		(1,328,581.9)		(15,551.8)

Income before income tax		493,504.9		271,040.6		51,353.0		20,547.7		25,100.0	Rs.	861,546.2		10,084.5

Income tax expense											Rs.	175,014.9		2,048.6

Net income before noncontrolling interest												686,531.3		8,035.9

Segment assets:
Segment total assets	Rs.	25,660,856.3	Rs.	13,784,529.5	Rs.	3,204,355.4	Rs.	4,917,053.5	Rs.	620,876.4	Rs.	48,187,671.1	US$	564,060.3